Net loss per share and dividends per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss	$ (22,861,257)	$ (42,939,001)	$ (12,490,335)
Denominator:
Weighted average number of shares outstanding (in shares)	33,097,831	32,837,866	33,441,879
Net loss per share, basic and diluted	$ (0.69)	$ (1.31)	$ (0.37)